Note 23 - Income Taxes - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-capital losses	$ 487,540	$ 391,088
Unrecognized losses	208,253	147,697
The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses		1,726
The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	544	274
The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	7,825	10,402
The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	4,060	3,719
The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	2,213	1,763
The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	39,319	36,214
The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	51,911	91,844
The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	113,630	105,683
The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	56,760	52,654
The 2028 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	99,315	68,546
The 2029 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	111,963	$ 18,263
CANADA
Statement Line Items [Line Items]
Non-capital losses	22,209
Unrecognized losses
CANADA | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2028 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2029 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	22,209
SWITZERLAND
Statement Line Items [Line Items]
Non-capital losses	3,166
Unrecognized losses
SWITZERLAND | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	3,166
SWITZERLAND | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2028 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2029 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses
MEXICO
Statement Line Items [Line Items]
Non-capital losses	462,165
Unrecognized losses	208,253
MEXICO | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
MEXICO | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	544
MEXICO | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	4,659
MEXICO | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	4,060
MEXICO | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	2,213
MEXICO | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	39,319
MEXICO | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	51,911
MEXICO | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	113,630
MEXICO | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	56,760
MEXICO | The 2028 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	99,315
MEXICO | The 2029 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	$ 89,754